Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (6)	Net Income (Loss) ($) (7)
2024	203,494	196,850	167,600	202,002	121	(4,760,238)
2023	226,201	214,162	173,922	161,160	65	(4,598,108)
2022	241,136	305,068	202,120	268,196	105	(2,447,927)

Named Executive Officers, Footnote	This table and the following discussions includes data for the "compensation actually paid" to Abinand Rangesh, our principal executive officer during the years ended December 31, 2024 and 2023 and Benjamin Locke for the year ended December 31, 2022 presented ("PEO"), and our other Named Executive Officers ("NEOs"), as calculated and presented in accordance with Item 402(v) of Regulation S-K. These calculated amounts incorporate the impact of changes in the price of our common stock on the value of unvested and unexercised stock options and do not necessarily reflect amounts of compensation earned by or paid to our PEO and other NEOs for the period presented.Our non-PEO NEOs for 2024 were Robert A. Panora, our Chief Operating Officer and President; John K. Whiting, IV, our General Counsel and Secretary; Stephen Lafaille, our Vice President of Business Development and, Roger P. Deschenes, our Chief Accounting Officer.Our non-PEO NEOs for 2023 were Robert A. Panora, our Chief Operating Officer and President; John K. Whiting, IV, our General Counsel and Secretary; Joseph, E. Gehret, our Vice President of Operations; Stephen Lafaille, our Vice President of Business Development and, Roger P. Deschenes, our Chief Accounting Officer. Our non-PEO NEOs for 2022 were Abinand Rangesh, our Chief Financial Officer; Robert A. Panora, our Chief Operating Officer and President; John K. Whiting, IV, our General Counsel and Secretary; Joseph, B. Gehret, our Chief Technology Officer; and, Jeffrey H. Glick, our Vice President of Sales.
PEO Total Compensation Amount	$ 203,494	$ 226,201	$ 241,136
PEO Actually Paid Compensation Amount	$ 196,850	214,162	305,068
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to our PEO's total compensation for each year presented to determine the "compensation actually paid":
PEO Compensation Actually Paid Calculation

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($) (a)	Equity Award Adjustments ($) (b)	Less: Reported Change in Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (c)	Compensation Actually Paid to PEO ($)
2024	203,494	—	(6,644)	—	—	196,850
2023	226,201	(56,700)	44,661	—	—	214,162
2022	241,136	(29,330)	93,262	—	—	305,068
____________
(a)    The grant date fair value of equity awards represents the total amounts reported in "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in the prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value: (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and, (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values, as remeasured, differ from those disclosed at the time of grant as a result of changes to the Black-Scholes model assumption inputs used to value the equity awards held by our PEO and Non-PEOs. The amounts added or deducted in calculating the equity award adjustments are as follows:
PEO Equity Award Adjustments

Year	Year End Fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Change in Fair Value of Outstanding Unvested Equity Awards ($)	Fair value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)		Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	—	(43,244)	—	36,600	—		—	(6,644)
2023	48,300	(20,358)	—	16,719	—		—	44,661
2022	42,231	(42,869)	—	93,900	—	—	—	93,262
____________
(c)    The Company does not provide any Pension or Deferred Compensation benefits to the PEO or the Non-PEO NEOs.

Non-PEO NEO Average Total Compensation Amount	$ 167,600	173,922	202,120
Non-PEO NEO Average Compensation Actually Paid Amount	$ 202,002	161,160	268,196
Adjustment to Non-PEO NEO Compensation Footnote
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for the NEOs as a group (excluding our PEO) for each year to determine the average "compensation actually paid" to the NEOs, using the same methodology described above in Note 2:
Non-PEO Average Compensation Actually Paid Calculation

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Less: Average Reported Change in Actuarial Present Value of Pension Benefits ($) (c)	Pension Benefit Adjustments ($) (c)	Average Compensation Actually Paid to Non-PEO NEOs
2024	167,600	—	34,402	—	—	202,002
2023	173,922	(12,150)	(612)	—	—	161,160
2022	202,120	(2,000)	68,076	—	—	268,196
____________
(a)    The amounts added or deducted in calculating the equity award adjustments are as follows:
Non-PEO Total Average Equity Award Adjustments Calculation

Year	Average Year End fair Value of Equity Awards Granted in the Applicable Year and Unvested at Year End ($)	Year over Year Average Change in Fair Value of Outstanding Unvested Equity Awards ($)	Average Fair value as of Vesting Date of Equity Awards Granted and Vested in Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2024	—	23,767	—	10,635	—	—	34,402
2023	17,250	(30,401)	—	12,539	—	—	(612)
2022	29,562	8,389	—	30,125	—	—	68,076

Total Shareholder Return Amount	$ 121	65	105
Net Income (Loss)	$ (4,760,238)	$ (4,598,108)	$ (2,447,927)
PEO Name	Abinand Rangesh	Abinand Rangesh	Benjamin Locke
Additional 402(v) Disclosure	The amounts reported in Average Summary Compensation Table for Non-PEO NEOs reflects the average of the amounts reported to the NEOs as a group (excluding the PEO) in the "Total" column of the Summary Compensation Table for each applicable year.The amounts in the "Value of Fixed $100 Investment" column represents the total stockholder return ("TSR") of our common stock for the periods presented assuming a hypothetical $100 investment from the beginning of the earliest year in the pay-versus-performance table through the end of each applicable year in the table and assuming dividends, if any, were reinvested. The stock price performance reflected in these amounts is based on historical results and is not necessarily indicative of future stock price performance.Net Income (Loss) are as reported in our Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(56,700)	(29,330)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,644)	44,661	93,262
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	48,300	42,231
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(43,244)	(20,358)	(42,869)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,600	16,719	93,900
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(12,150)	(2,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	34,402	(612)	68,076
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	17,250	29,562
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,767	(30,401)	8,389
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,635	12,539	30,125
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0